SCHEDULE OF COMPENSATION TO RELATED PARTIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Compensation Issued shares		668
Compensation Cash	$ 87,490	$ 81,250
John Chiang [Member]
Related Party Transaction [Line Items]
Compensation Issued shares		167
Compensation Cash		$ 12,500
Simon Pang [Member]
Related Party Transaction [Line Items]
Compensation Issued shares		167
Compensation Cash		$ 12,500
Li Wen [Member]
Related Party Transaction [Line Items]
Compensation Issued shares		167
Compensation Cash		$ 12,500
Liu Ying [Member]
Related Party Transaction [Line Items]
Compensation Issued shares		167
Compensation Cash		$ 25,000
Liu Huimin [Member]
Related Party Transaction [Line Items]
Compensation Issued shares
Compensation Cash		$ 12,500
Wang Wenbo [Member]
Related Party Transaction [Line Items]
Compensation Issued shares
Compensation Cash	$ 25,000	$ 6,250
Wang Na [Member]
Related Party Transaction [Line Items]
Compensation Issued shares
Compensation Cash	$ 20,830
Wang Wanli [Member]
Related Party Transaction [Line Items]
Compensation Issued shares
Compensation Cash	$ 20,830
Zhang Jing [Member]
Related Party Transaction [Line Items]
Compensation Issued shares
Compensation Cash	$ 20,830